Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis - AJAX I [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 of fair value hierarchy [member]
Assets:
Marketable securities held in Trust Account	$ 805,244,565	$ 805,100,267
Liabilities
Warrant Liability – Public Warrants	37,633,324	66,009,252
Level 3 of fair value hierarchy [member]
Liabilities
Warrant Liability – Private Warrants	$ 53,669,738	$ 89,590,428